Shareholder Report, Holdings (Details) - Pinnacle Focused Opportunities ETF	May 31, 2026
Ciena Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Bloom Energy Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Sandisk Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Darling Ingredients, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
TTM Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.40%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%